Financial Instruments - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018	Jun. 30, 2018
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	$ 2,108		$ 2,706	$ 879
Trade and other receivables	1,178		1,313
Other financial assets - current	48	$ 82	76
Other financial assets - non-current	363	87	53
Current indebtedness			(3)
Trade payables	(191)		(326)
Accruals	(570)		(854)
Other financial liabilities - current	(92)	(138)	(95)
Long-term indebtedness	(3,233)		(3,213)
Other financial liabilities - non current	(232)	$ (233)	(79)
Total	(621)		(422)
Assets/ (liabilities) at fair value through earnings [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	887		2,390
Other financial assets - current			1
Other financial assets - non-current	291		16
Other financial liabilities - non current	(1)		(2)
Total	1,177		2,405
Derivatives used for hedging [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Other financial liabilities - non current	(62)		(76)
Total	(62)		(76)
Assets liabilities at amortized cost [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	1,221		316
Trade and other receivables	1,178		1,313
Other financial assets - current	48		75
Other financial assets - non-current	48		14
Current indebtedness			(3)
Trade payables	(191)		(326)
Accruals	(570)		(854)
Other financial liabilities - current	(92)		(95)
Long-term indebtedness	(3,233)		(3,213)
Other financial liabilities - non current	(169)		(1)
Total	(1,760)		(2,774)
Assets at Fair Value through Other Comprehensive Income [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Other financial assets - non-current	24		23
Total	$ 24		$ 23